FINANCIAL INSTRUMENTS AND RISK MANAGEMENT-Interest rate swap contracts (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial assets and liabilities recorded at fair value
Notional amount of the financial instrument	R$ 650,000
Fair Values	(2,175)	R$ (6,614)
Comprehensive positive (negative) result	6,250	11,684
interest rate swap contracts
Financial assets and liabilities recorded at fair value
Financial expenses	6,047	14,160
3.2780%
Financial assets and liabilities recorded at fair value
Notional amount of the financial instrument	R$ 50,000
Rates used	3.278%
Fair Values	R$ (1,238)	(2,642)
3.3240%
Financial assets and liabilities recorded at fair value
Notional amount of the financial instrument	R$ 100,000
Rates used	3.324%
Fair Values	R$ (2,567)	(5,437)
1.6795%
Financial assets and liabilities recorded at fair value
Notional amount of the financial instrument	R$ 25,000
Rates used	1.6795%
Fair Values	R$ 300	157
1.6295%
Financial assets and liabilities recorded at fair value
Notional amount of the financial instrument	R$ 25,000
Rates used	1.6295%
Fair Values	R$ 332	211
1.6285%
Financial assets and liabilities recorded at fair value
Notional amount of the financial instrument	R$ 75,000
Rates used	1.6285%
Fair Values	R$ 998	636
1.2195%
Financial assets and liabilities recorded at fair value
Notional amount of the financial instrument	R$ 75,000
Rates used	1.2195%
Fair Values		82
1.2090%
Financial assets and liabilities recorded at fair value
Notional amount of the financial instrument	R$ 75,000
Rates used	1.209%
Fair Values		88
1.2245%
Financial assets and liabilities recorded at fair value
Notional amount of the financial instrument	R$ 50,000
Rates used	1.2245%
Fair Values		53
1.1670%
Financial assets and liabilities recorded at fair value
Notional amount of the financial instrument	R$ 50,000
Rates used	1.167%
Fair Values		73
1.1910%
Financial assets and liabilities recorded at fair value
Notional amount of the financial instrument	R$ 50,000
Rates used	1.191%
Fair Values		65
1.2105%
Financial assets and liabilities recorded at fair value
Notional amount of the financial instrument	R$ 50,000
Rates used	1.2105%
Fair Values		58
1.1380%
Financial assets and liabilities recorded at fair value
Notional amount of the financial instrument	R$ 25,000
Rates used	1.138%
Fair Values		R$ 42
Less than one year
Financial assets and liabilities recorded at fair value
Ratio designated debs in hedge relations to future disbursements of contracts indexed to libor	31.11%
2019
Financial assets and liabilities recorded at fair value
Notional amount of the financial instrument	R$ 4,546,527
Ratio designated debs in hedge relations to future disbursements of contracts indexed to libor	51.22%
2020
Financial assets and liabilities recorded at fair value
Notional amount of the financial instrument	R$ 8,234,480
Ratio designated debs in hedge relations to future disbursements of contracts indexed to libor	33.11%
2021
Financial assets and liabilities recorded at fair value
Notional amount of the financial instrument	R$ 4,191,258
Ratio designated debs in hedge relations to future disbursements of contracts indexed to libor	0.00%
2022
Financial assets and liabilities recorded at fair value
Notional amount of the financial instrument	R$ 9,194,882
Ratio designated debs in hedge relations to future disbursements of contracts indexed to libor	0.00%
2023
Financial assets and liabilities recorded at fair value
Notional amount of the financial instrument	R$ 3,165,340
Ratio designated debs in hedge relations to future disbursements of contracts indexed to libor	0.00%